Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Accrued expenses and Other Current Liabilities [Abstract]
Ongoing accrued expenses	$ 206,905	$ 217,133
Project-related provisions	125,612	121,658
Taxes payable	34,717	25,739
Dividends payable	44,956	43,084
Derivative instruments	3,281	4,902
Other	196,832	181,092
Total accrued expenses and other current liabilities	$ 612,303	$ 593,608